PROPERTY, PLANT AND EQUIPMENT, NET (Details) (TAT Technologies Ltd [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 47,913		$ 45,707
Less: Accumulated depreciation	35,003		32,768
Depreciated cost	12,910		12,939
Depreciation and amortization expenses	2,403		2,732		2,719
MRO Services for Aviation Components [Member]
Property, Plant and Equipment [Line Items]
Impairment charges			1,865		183
Land and Buildings [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	6,929		6,518
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	36,849	[1]	35,176	[1]
Investment grants	274		326
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	676		869
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	2,293		2,189
Software [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 1,166		$ 955

[1]	The cost is net of investment grants received by Bental in the amount of $274 and $326 as of December 31, 2012 and 2011.